Income Tax - Summary of Reconciliation of Expected Income Tax Benefit to Actual Income Tax Benefit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Statutory tax rate	30.79%	30.78%	30.99%